Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Transactions With Directors of the Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due			€ 75
Amounts owed	€ 7,963	€ 8,528	7,966
Director
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	4,407	4,783	2,332
Amounts due	1,010	652	413
Income	3,467	3,091	3,366
Amounts owed	807	896	903
Director | Finished products purchased from Truong Thanh Furniture Corporation [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	3,509	3,823	1,340
Amounts due	960	652	412
Director | Purchase Of Agency Services From The Company Reflex Marketing [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	422	960	992
Amounts due	0		1
Director | Rent Service Rendered By Steel Vessel Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	476
Amounts due	50
Director | Selling Of Finished Products To Nat Store Ltd [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Income	729	1,350	1,631
Amounts owed	81	303	171
Director | Selling Of Finished Products To In Casa Group Pty [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Income	2,738	1,741	1,735
Amounts owed	€ 726	€ 593	€ 732